                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09837

                   TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO
              (Exact name of registrant as specified in charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                  (Address of principal executive offices)

                                 Alan R. Dynner
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
                        (Name and address of agent for service)

                                 (617) 482-8260
              Registrant's telephone number, including area code:

                                OCTOBER 31, 2003
                             Date of fiscal year end:

                                APRIL 30, 2003
                            Date of reporting period:

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 1.3%
----------------------------------------------------------------------
TMP Worldwide, Inc.(1)                           39,900    $   669,123
----------------------------------------------------------------------
                                                           $   669,123
----------------------------------------------------------------------
Agricultural Services -- 1.2%
----------------------------------------------------------------------
Monsanto Co.                                     37,000    $   643,800
----------------------------------------------------------------------
                                                           $   643,800
----------------------------------------------------------------------
Airlines -- 1.5%
----------------------------------------------------------------------
AMR Corp.(1)                                     60,000    $   269,400
Delta Air Lines, Inc.                            43,000        549,970
----------------------------------------------------------------------
                                                           $   819,370
----------------------------------------------------------------------
Banks -- 0.9%
----------------------------------------------------------------------
Commerce Bancorp, Inc.                           12,500    $   508,375
----------------------------------------------------------------------
                                                           $   508,375
----------------------------------------------------------------------
Biotechnology -- 2.0%
----------------------------------------------------------------------
Celgene Corp.(1)                                 17,000    $   452,370
Cephalon, Inc.(1)                                15,000        612,600
----------------------------------------------------------------------
                                                           $ 1,064,970
----------------------------------------------------------------------
Broadcasting and Cable -- 4.2%
----------------------------------------------------------------------
Comcast Corp., Special Class A(1)                22,100    $   664,326
Liberty Media Corp.(1)                           25,000        275,000
USA Interactive, Inc.(1)                         44,200      1,323,790
----------------------------------------------------------------------
                                                           $ 2,263,116
----------------------------------------------------------------------
Broadcasting and Radio -- 0.5%
----------------------------------------------------------------------
Cumulus Media, Inc. Class A(1)                   16,000    $   275,840
----------------------------------------------------------------------
                                                           $   275,840
----------------------------------------------------------------------
Business Services -- 1.0%
----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                          20,000    $   280,000
Hudson Highland Group, Inc.(1)                    6,375         94,548
On Assignment, Inc.(1)                           31,600        151,680
----------------------------------------------------------------------
                                                           $   526,228
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Chemicals -- 1.3%
----------------------------------------------------------------------
OM Group, Inc.                                   60,000    $   699,600
----------------------------------------------------------------------
                                                           $   699,600
----------------------------------------------------------------------
Communications Services -- 0.5%
----------------------------------------------------------------------
Polycom, Inc.(1)                                 28,000    $   274,960
----------------------------------------------------------------------
                                                           $   274,960
----------------------------------------------------------------------
Computers - Integrated Systems -- 0.6%
----------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)          55,000    $   317,350
----------------------------------------------------------------------
                                                           $   317,350
----------------------------------------------------------------------
Computers and Business Equipment -- 2.2%
----------------------------------------------------------------------
Drexler Technology Corp.(1)                      49,000    $   781,060
Insight Enterprises, Inc.(1)                     51,100        385,294
----------------------------------------------------------------------
                                                           $ 1,166,354
----------------------------------------------------------------------
Consumer Staples -- 0.9%
----------------------------------------------------------------------
Colgate-Palmolive Co.                             8,000    $   457,360
----------------------------------------------------------------------
                                                           $   457,360
----------------------------------------------------------------------
Distribution Services -- 0.9%
----------------------------------------------------------------------
Airgas, Inc.(1)                                  24,000    $   485,520
----------------------------------------------------------------------
                                                           $   485,520
----------------------------------------------------------------------
Drugs -- 13.3%
----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                          24,653    $   575,648
Andrx Corp.(1)                                   16,000        258,240
Biovail Corp.(1)                                 84,500      3,054,675
IVAX Corp.(1)                                    18,000        289,260
King Pharmaceuticals, Inc.(1)                    41,000        517,010
Taro Pharmaceutical Industries Ltd.(1)           27,500      1,258,400
Teva Pharmaceutical Industries Ltd.              24,000      1,120,800
----------------------------------------------------------------------
                                                           $ 7,074,033
----------------------------------------------------------------------
Education -- 2.3%
----------------------------------------------------------------------
Apollo Group, Inc. Class A(1)                    10,500    $   569,089
Sylvan Learning Systems, Inc.(1)                 38,400        673,536
----------------------------------------------------------------------
                                                           $ 1,242,625
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.0%
----------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)             11,500    $   510,600
----------------------------------------------------------------------
                                                           $   510,600
----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.7%
----------------------------------------------------------------------
FLIR Systems, Inc.(1)                             7,000    $   364,560
----------------------------------------------------------------------
                                                           $   364,560
----------------------------------------------------------------------
Energy Sources -- 0.7%
----------------------------------------------------------------------
Calpine Corp.(1)                                 70,000    $   375,900
----------------------------------------------------------------------
                                                           $   375,900
----------------------------------------------------------------------
Financial Services -- 5.8%
----------------------------------------------------------------------
Capital One Financial Corp.                      30,500    $ 1,277,035
IndyMac Bancorp, Inc.                            39,000        868,920
MBNA Corp.                                       37,000        699,300
Student Loan Corp., (The)                         2,500        268,025
----------------------------------------------------------------------
                                                           $ 3,113,280
----------------------------------------------------------------------
Health Care Services -- 9.6%
----------------------------------------------------------------------
American Healthcorp, Inc.(1)                     39,900    $   985,131
Cerner Corp.(1)                                  28,000        559,440
Davita, Inc.(1)                                      50          1,031
MIM Corp.(1)                                    251,760      1,842,883
United Surgical Partners International,
Inc.(1)                                          82,000      1,519,460
VistaCare, Inc. Class A(1)                        9,600        194,400
----------------------------------------------------------------------
                                                           $ 5,102,345
----------------------------------------------------------------------
Insurance -- 14.3%
----------------------------------------------------------------------
Endurance Specialty Holdings Ltd.(1)              5,600    $   154,000
Everest Re Group Ltd.                            24,603      1,713,599
Kingsway Financial Services, Inc.(1)             69,200        790,264
Mercury General Corp.                            14,000        616,000
Platinum Underwriters Holdings Ltd.              14,446        382,097
Progressive Corp.                                58,000      3,944,000
----------------------------------------------------------------------
                                                           $ 7,599,960
----------------------------------------------------------------------
Internet Services -- 2.6%
----------------------------------------------------------------------
Overture Services, Inc.(1)                       47,900    $   512,530
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Internet Services (continued)
----------------------------------------------------------------------
Yahoo!, Inc.(1)                                  35,000    $   867,300
----------------------------------------------------------------------
                                                           $ 1,379,830
----------------------------------------------------------------------
Investment Services -- 0.9%
----------------------------------------------------------------------
PMI Group, Inc.                                  15,000    $   462,300
----------------------------------------------------------------------
                                                           $   462,300
----------------------------------------------------------------------
Leisure and Tourism -- 3.4%
----------------------------------------------------------------------
Hotels.com Class A(1)                            25,250    $ 1,807,900
----------------------------------------------------------------------
                                                           $ 1,807,900
----------------------------------------------------------------------
Medical Products -- 2.1%
----------------------------------------------------------------------
Digene Corp.(1)                                  23,500    $   446,735
Gen-Probe Inc.(1)                                18,000        558,900
Martek Biosciences Corp.(1)                       3,700        125,911
----------------------------------------------------------------------
                                                           $ 1,131,546
----------------------------------------------------------------------
Mortgage Bank -- 0.9%
----------------------------------------------------------------------
Doral Financial Corp.                            12,000    $   480,120
----------------------------------------------------------------------
                                                           $   480,120
----------------------------------------------------------------------
Network Hardware -- 1.4%
----------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                  37,500    $   760,500
----------------------------------------------------------------------
                                                           $   760,500
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.9%
----------------------------------------------------------------------
El Paso Corp.                                    70,000    $   525,000
Patterson-UTI Energy, Inc.(1)                    14,000        463,260
----------------------------------------------------------------------
                                                           $   988,260
----------------------------------------------------------------------
Personal Care -- 0.5%
----------------------------------------------------------------------
Estee Lauder Companies Inc., (The) Class
A                                                 8,000    $   260,000
----------------------------------------------------------------------
                                                           $   260,000
----------------------------------------------------------------------
Restaurants -- 3.7%
----------------------------------------------------------------------
CKE Restaurants, Inc.(1)                         50,000    $   273,500
McDonald's Corp.                                 99,000      1,692,900
----------------------------------------------------------------------
                                                           $ 1,966,400
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Retail -- 6.1%
----------------------------------------------------------------------
CSK Auto Corp.(1)                                12,000    $   123,000
Dick's Sporting Goods, Inc.(1)                    7,000        210,910
Hollywood Entertainment Corp.(1)                124,400      2,208,100
Linens 'n Things, Inc.(1)                        18,000        381,420
Select Comfort Corp.(1)                           6,600         89,364
Tweeter Home Entertainment Group,
Inc.(1)                                          45,000        259,200
----------------------------------------------------------------------
                                                           $ 3,271,994
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 5.1%
----------------------------------------------------------------------
Abercrombie & Fitch Co. Class A(1)               28,000    $   920,640
AnnTaylor Stores Corp.(1)                        30,000        709,800
Burberry Group PLC                              120,000        501,970
Kohl's Corp.(1)                                  10,000        568,000
----------------------------------------------------------------------
                                                           $ 2,700,410
----------------------------------------------------------------------
Semiconductors -- 0.9%
----------------------------------------------------------------------
SIPEX Corp.(1)                                  140,000    $   471,800
----------------------------------------------------------------------
                                                           $   471,800
----------------------------------------------------------------------
Software -- 1.1%
----------------------------------------------------------------------
Eidos PLC(1)                                    265,000    $   577,574
----------------------------------------------------------------------
                                                           $   577,574
----------------------------------------------------------------------
Specialty Retail -- 1.5%
----------------------------------------------------------------------
CarMax, Inc.(1)                                  31,000    $   655,650
Rona, Inc.(1)                                    13,100        144,063
----------------------------------------------------------------------
                                                           $   799,713
----------------------------------------------------------------------
Telecommunications - Services -- 0.5%
----------------------------------------------------------------------
Amdocs Ltd.(1)                                   15,000    $   264,900
IDT Corp.(1)                                      1,000         14,280
----------------------------------------------------------------------
                                                           $   279,180
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $45,978,265)                           $52,892,796
----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
G.E. Capital Corp., 1.36%, 5/1/03          $        921    $   921,000
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $921,000)                           $   921,000
----------------------------------------------------------------------
Total Investments -- 101.0%
   (identified cost $46,899,265)                           $53,813,796
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.0)%                   $  (540,683)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $53,273,113
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $46,899,265)                           $53,813,796
Cash                                           86,086
Receivable for investments sold             2,893,498
Interest and dividends receivable               1,931
Prepaid expenses                                  101
-----------------------------------------------------
TOTAL ASSETS                              $56,795,412
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 3,503,932
Payable to affiliate for Trustees' fees           155
Accrued expenses                               18,212
-----------------------------------------------------
TOTAL LIABILITIES                         $ 3,522,299
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $53,273,113
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $46,358,582
Net unrealized appreciation (computed on
   the basis of identified cost)            6,914,531
-----------------------------------------------------
TOTAL                                     $53,273,113
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $3,827)  $   44,645
Interest                                      12,356
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   57,001
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  163,941
Trustees' fees and expenses                      449
Custodian fee                                 25,131
Legal and accounting services                 12,461
Miscellaneous                                    306
----------------------------------------------------
TOTAL EXPENSES                            $  202,288
----------------------------------------------------

NET INVESTMENT LOSS                       $ (145,287)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (529,940)
   Foreign currency transactions                (195)
----------------------------------------------------
NET REALIZED LOSS                         $ (530,135)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $3,093,585
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $3,093,585
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,563,450
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,418,163
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (145,287) $       (281,818)
   Net realized loss                              (530,135)      (10,717,936)
   Net change in unrealized
      appreciation (depreciation)                3,093,585         1,856,909
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      2,418,163  $     (9,142,845)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     13,697,788  $     42,921,678
   Withdrawals                                 (11,738,836)      (19,274,525)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      1,958,952  $     23,647,153
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      4,377,115  $     14,504,308
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     48,895,998  $     34,391,690
----------------------------------------------------------------------------
AT END OF PERIOD                          $     53,273,113  $     48,895,998
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2003      -----------------------------------
                                  (UNAUDITED)           2002        2001        2000(1)
-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.80%(2)        0.82%       1.09%         1.36%(2)
   Expenses after custodian
      fee reduction                      0.80%(2)        0.82%       1.09%         1.28%(2)
   Net investment loss                  (0.58)%(2)      (0.58)%     (0.36)%       (0.21)%(2)
Portfolio Turnover                        114%            225%        324%           90%
-----------------------------------------------------------------------------------------
TOTAL RETURN(3)                          5.22%         (12.80)%        --            --
-----------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $53,273         $48,896     $34,392       $ 4,012
-----------------------------------------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Multi-Cap Opportunity Portfolio (formerly Capital Appreciation Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2003, the Eaton Vance Tax-Managed Multi-Cap Opportunity Fund held approximately 69.2% interest in the Portfolio and one other investor owned an interest greater than 10% that was approximately 30.6%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices, on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the advisory fee amounted to $163,941. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $59,111,490 and $56,933,113, respectively, for the six months ended April 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $46,899,265
    -----------------------------------------------------
    Gross unrealized appreciation             $ 8,554,064
    Gross unrealized depreciation              (1,639,533)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 6,914,531
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2003, there were no outstanding obligations under these financial instruments.

INVESTMENT MANAGEMENT

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO

Officers

Duncan W. Richardson
President

Arieh Coll
Vice President and
Portfolio Manager

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Opportunity Portfolio


By:   /s/ Duncan W. Richardson
     -----------------------------
      Duncan W. Richardson
      President


Date:  June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Kristin S. Anagnost
     -----------------------------
      Kristin S. Anagnost
      Treasurer


Date:  June 18, 2003

By:   /s/ Duncan W. Richardson
     -----------------------------
      Duncan W. Richardson
      President


Date:  June 18, 2003